Guarantor Subsidiaries (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Guarantor Subsidiaries [Abstract]
Schedule of Condensed Balance Sheet
COMBINING BALANCE SHEETS
(Unaudited, Millions of Dollars)

	June 30, 2013
	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
ASSETS
Current assets:
Cash	$—	$266	$148	$—	$414
Receivables, net	—	98	99	—	197
Inventories	—	119	44	—	163
Deferred income taxes	—	1	8	—	9
Prepaid expenses and other	—	7	7	—	14
Total current assets	—	491	306	—	797
Property and equipment, at cost	—	1,414	478	—	1,892
Accumulated depreciation	—	(463)	(155)	—	(618)
Property and equipment, net	—	951	323	—	1,274
Goodwill and intangible assets, net	—	20	33	—	53
Investment in subsidiaries	1,610	—	—	(1,610)	—
Deferred income taxes	—	—	112	—	112
Other assets, net	32	33	6	—	71
Total assets	$1,642	$1,495	$780	$(1,610)	$2,307
LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities:
Current portion of debt and capital lease obligations	$28	$1	$—	$—	$29
Accounts payable	—	48	35	—	83
Accounts payable to Valero	(1)	205	138	—	342
Accrued expenses	7	21	16	—	44
Taxes other than income taxes	—	20	3	—	23
Income taxes payable	—	5	4	—	9
Total current liabilities	34	300	196	—	530
Debt and capital lease obligations, less current portion	1,022	3	—	—	1,025
Deferred income taxes	—	89	—	—	89
Intercompany payables (receivables)	20	(20)	—	—	—
Other long-term liabilities	15	68	29	—	112
Commitments and contingencies
Stockholders’ equity:
Common stock	1	—	—	—	1
Additional paid-in capital (APIC)	395	1,038	544	(1,582)	395
Retained earnings	20	17	11	(28)	20
Accumulated other comprehensive income (AOCI)	135	—	—	—	135
Total stockholders’ equity	551	1,055	555	(1,610)	551
Total liabilities and stockholders’ equity	$1,642	$1,495	$780	$(1,610)	$2,307
COMBINING BALANCE SHEETS (CONTINUED)
(Millions of Dollars)

	December 31, 2012
	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Combined
ASSETS
Current assets:
Cash	$—	$44	$17	$—	$61
Receivables, net	—	41	93	—	134
Inventories	—	121	47	—	168
Deferred income taxes	—	4	9	—	13
Prepaid expenses and other	—	3	5	—	8
Total current assets	—	213	171	—	384
Property and equipment, at cost	—	1,371	492	—	1,863
Accumulated depreciation	—	(435)	(152)	—	(587)
Property and equipment, net	—	936	340	—	1,276
Intangible assets, net	—	2	39	—	41
Other assets, net	—	3	5	—	8
Total assets	$—	$1,154	$555	$—	$1,709
LIABILITIES AND NET INVESTMENT
Current liabilities:
Current portion of capital lease obligations	$—	$1	$—	$—	$1
Accounts payable	—	52	43	—	95
Accrued expenses	—	22	18	—	40
Taxes other than income taxes	—	22	70	—	92
Income taxes payable	—	—	—	—	—
Total current liabilities	—	97	131	—	228
Capital lease obligations, less current portion	—	4	—	—	4
Deferred income taxes	—	110	13	—	123
Other long-term liabilities	—	77	30	—	107
Commitments and contingencies
Net investment:
Net parent investment	—	866	216	—	1,082
Accumulated other comprehensive income (AOCI)	—	—	165	—	165
Total net investment	—	866	381	—	1,247
Total liabilities and net investment	$—	$1,154	$555	$—	$1,709

COMBINING BALANCE SHEETS
(Millions of Dollars)

	December 31, 2012
	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Combined
ASSETS
Current assets:
Cash	$—	$44	$17	$—	$61
Receivables, net	—	41	93	—	134
Inventories	—	121	47	—	168
Deferred income taxes	—	4	9	—	13
Prepaid expenses and other	—	3	5	—	8
Total current assets	—	213	171	—	384
Property and equipment, at cost	—	1,371	492	—	1,863
Accumulated depreciation	—	(435)	(152)	—	(587)
Property and equipment, net	—	936	340	—	1,276
Intangible assets, net	—	2	39	—	41
Other assets, net	—	3	5	—	8
Total assets	$—	$1,154	$555	$—	$1,709
LIABILITIES AND NET INVESTMENT
Current liabilities:
Current portion of capital lease obligations	$—	$1	$—	$—	$1
Accounts payable	—	52	43	—	95
Accrued expenses	—	22	18	—	40
Taxes other than income taxes	—	22	70	—	92
Total current liabilities	—	97	131	—	228
Capital lease obligations, less current portion	—	4	—	—	4
Deferred income taxes	—	110	13	—	123
Other long-term liabilities	—	77	30	—	107
Commitments and contingencies
Net investment:
Net parent investment	—	866	216	—	1,082
Accumulated other comprehensive income (AOCI)	—	—	165	—	165
Total net investment	—	866	381	—	1,247
Total liabilities and net investment	$—	$1,154	$555	$—	$1,709

COMBINING BALANCE SHEETS (CONTINUED)
(Millions of Dollars)

	December 31, 2011
	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Combined
ASSETS
Current assets:
Cash	$116	$16	$132
Receivables, net	64	108	172
Inventories	109	50	159
Deferred income taxes	3	9	12
Prepaid expenses and other	5	5	10
Total current assets	297	188	485
Property and equipment, at cost	1,224	454	1,678
Accumulated depreciation	(390)	(135)	(525)
Property and equipment, net	834	319	1,153
Intangible assets, net	2	45	47
Other assets, net	1	5	6
Total assets	$1,134	$557	$1,691
LIABILITIES AND NET INVESTMENT
Current liabilities:
Current portion of capital lease obligations	$1	$—	$1
Accounts payable	46	38	84
Accrued expenses	18	23	41
Taxes other than income taxes	19	67	86
Total current liabilities	84	128	212
Capital lease obligations, less current portion	5	—	5
Deferred income taxes	109	15	124
Other long-term liabilities	75	26	101
Commitments and contingencies
Net investment:
Net parent investment	861	233	1,094
Accumulated other comprehensive income (AOCI)	—	155	155
Total net investment	861	388	1,249
Total liabilities and net investment	$1,134	$557	$1,691

Schedule of Condensed Income Statement
COMBINING STATEMENTS OF INCOME
(Unaudited, Millions of Dollars)

	Six Months Ended June 30, 2013
	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated and Combined
Operating revenues	$—	$3,935	$2,464	$—	$6,399
Costs and expenses:
Cost of sales	—	3,608	2,266	—	5,874
Operating expenses	—	200	120	—	320
General and administrative expenses	1	26	8	—	35
Depreciation, amortization and accretion expense	—	42	18	—	60
Total costs and expenses	1	3,876	2,412	—	6,289
Operating income	(1)	59	52	—	110
Other income, net	—	—	2	—	2
Interest expense	(7)	—	—	—	(7)
Equity in earnings of subsidiaries	28	—	—	(28)	—
Income before income tax expense	20	59	54	(28)	105
Income tax expense	—	25	16	—	41
Net income	$20	$34	$38	$(28)	$64

	Six Months Ended June 30, 2012
	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Combined
Operating revenues	$3,948	$2,609	$6,557
Costs and expenses:
Cost of sales	3,577	2,396	5,973
Operating expenses	194	122	316
General and administrative expenses	21	8	29
Depreciation, amortization and accretion expense	38	18	56
Total costs and expenses	3,830	2,544	6,374
Operating income	118	65	183
Other income, net	—	—	—
Interest expense	—	—	—
Income before income tax expense	118	65	183
Income tax expense	43	18	61
Net income	$75	$47	$122

COMBINING STATEMENTS OF INCOME
(Millions of Dollars)

	Year Ended December 31, 2012
	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Combined
Operating revenues	$—	$7,907	$5,228	$—	$13,135
Costs and expenses:
Cost of sales	—	7,185	4,815	—	12,000
Operating expenses	—	398	246	—	644
General and administrative expenses	—	44	17	—	61
Depreciation, amortization and accretion expense	—	78	37	—	115
Total costs and expenses	—	7,705	5,115	—	12,820
Operating income	—	202	113	—	315
Other income, net	—	—	1	—	1
Interest expense	—	(1)	—	—	(1)
Income before income tax expense	—	201	114	—	315
Income tax expense	—	74	31	—	105
Net income	$—	$127	$83	$—	$210

	Year Ended December 31, 2011
	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Combined
Operating revenues	$7,557	$5,306	$12,863
Costs and expenses:
Cost of sales	6,893	4,842	11,735
Operating expenses	383	253	636
General and administrative expenses	42	17	59
Depreciation, amortization and accretion expense	76	37	113
Asset impairment losses	2	1	3
Total costs and expenses	7,396	5,150	12,546
Operating income	161	156	317
Other income, net	—	1	1
Interest expense	(1)	—	(1)
Income before income tax expense	160	157	317
Income tax expense	59	44	103
Net income	$101	$113	$214

COMBINING STATEMENTS OF INCOME (CONTINUED)
(Millions of Dollars)

	Year Ended December 31, 2010
	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Combined
Operating revenues	$6,183	$4,188	$10,371
Costs and expenses:
Cost of sales	5,540	3,770	9,310
Operating expenses	372	233	605
General and administrative expenses	40	17	57
Depreciation, amortization and accretion expense	72	33	105
Asset impairment losses	2	3	5
Total costs and expenses	6,026	4,056	10,082
Operating income	157	132	289
Other income, net	1	1	2
Interest expense	(1)	—	(1)
Income before income tax expense	157	133	290
Income tax expense	57	40	97
Net income	$100	$93	$193

Schedule of Comprehensive Income (Loss)
COMBINING STATEMENTS OF COMPREHENSIVE INCOME
(Unaudited, Millions of Dollars)

	Six Months Ended June 30, 2013
	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated and Combined
Net income	$20	$34	$38	$(28)	$64
Other comprehensive income (loss):
Foreign currency translation adjustment	(30)	—	—	—	(30)
Other comprehensive income (loss) before income taxes	(30)	—	—	—	(30)
Income taxes related to items of other comprehensive income	—	—	—	—	—
Other comprehensive income (loss)	(30)	—	—	—	(30)
Comprehensive income	$(10)	$34	$38	$(28)	$34

	Six Months Ended June 30, 2012
	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Combined
Net income	$75	$47	$122
Other comprehensive income (loss):
Foreign currency translation adjustment	—	1	1
Other comprehensive income (loss) before income taxes	—	1	1
Income taxes related to items of other comprehensive income	—	—	—
Other comprehensive income (loss)	—	1	1
Comprehensive income	$75	$48	$123

	Year Ended December 31, 2012
	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Combined
Net income	$—	$127	$83	$—	$210
Other comprehensive income (loss):
Foreign currency translation adjustment	—	—	10	—	10
Other comprehensive income (loss) before income taxes	—	—	10	—	10
Income taxes related to items of other comprehensive income	—	—	—	—	—
Other comprehensive income (loss)	—	—	10	—	10
Comprehensive income	$—	$127	$93	$—	$220

	Year Ended December 31, 2011
	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Combined
Net income	$101	$113	$214
Other comprehensive income (loss):
Foreign currency translation adjustment	—	(7)	(7)
Other comprehensive income (loss) before income taxes	—	(7)	(7)
Income taxes related to items of other comprehensive income	—	—	—
Other comprehensive income (loss)	—	(7)	(7)
Comprehensive income	$101	$106	$207

	Year Ended December 31, 2010
	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Combined
Net income	$100	$93	$193
Other comprehensive income (loss):
Foreign currency translation adjustment	—	24	24
Other comprehensive income (loss) before income taxes	—	24	24
Income taxes related to items of other comprehensive income	—	—	—
Other comprehensive income (loss)	—	24	24
Comprehensive income	$100	$117	$217

Schedule of Condensed Cash Flow Statement
COMBINING STATEMENTS OF CASH FLOWS
(Unaudited, Millions of Dollars)

	Six Months Ended June 30, 2013
	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated and Combined
Cash flows from operating activities:
Net income	$20	$34	$38	$(28)	$64
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Stock-based compensation expense	—	2	—	—	2
Depreciation, amortization and accretion expense	—	42	18	—	60
Deferred income tax expense	—	5	3	—	8
Changes in current assets and current liabilities	6	149	62	—	217
Equity in earnings of subsidiaries	(28)	—	—	28	—
Other operating activities, net	—	—	—	—	—
Net cash provided by (used in) operating activities	(2)	232	121	—	351
Cash flows from investing activities:
Capital expenditures	—	(78)	(12)	—	(90)
Acquisition	—	—	(4)	—	(4)
Proceeds from dispositions of property and equipment	—	—	—	—	—
Other investing activities, net	—	(1)	(1)	—	(2)
Net cash used in investing activities	—	(79)	(17)	—	(96)
Cash flows from financing activities:
Proceeds from issuance of long-term debt	500	—	—	—	500
Debt issuance and credit facility origination costs	(18)	—	—	—	(18)
Intercompany funding	20	(20)	—	—	—
Payments of capital lease obligations	—	(1)	—	—	(1)
Net transfers to Valero	(500)	90	32	—	(378)
Net cash provided by financing activities	2	69	32	—	103
Effect of foreign exchange rate changes on cash	—	—	(5)	—	(5)
Net increase in cash	—	222	131	—	353
Cash at beginning of year	—	44	17	—	61
Cash at end of period	$—	$266	$148	$—	$414
COMBINING STATEMENTS OF CASH FLOWS (CONTINUED)
(Unaudited, Millions of Dollars)

	Six Months Ended June 30, 2012
	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Combined
Cash flows from operating activities:
Net income	$75	$47	$122
Adjustments to reconcile net income to net cash provided by operating activities:
Stock-based compensation expense	1	—	1
Depreciation, amortization and accretion expense	38	18	56
Deferred income tax expense (benefit)	(5)	1	(4)
Changes in current assets and current liabilities	(3)	25	22
Other operating activities, net	3	—	3
Net cash provided by operating activities	109	91	200
Cash flows from investing activities:
Capital expenditures	(35)	(11)	(46)
Acquisitions	(61)	—	(61)
Proceeds from dispositions of property and equipment	1	1	2
Other investing activities, net	—	—	—
Net cash used in investing activities	(95)	(10)	(105)
Cash flows from financing activities:
Payments of capital lease obligations	—	—	—
Net transfers to Parent	(89)	(83)	(172)
Net cash used in financing activities	(89)	(83)	(172)
Effect of foreign exchange rate changes on cash	—	(1)	(1)
Net decrease in cash	(75)	(3)	(78)
Cash at beginning of year	116	16	132
Cash at end of period	$41	$13	$54

	Year Ended December 31, 2012
	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Combined
Cash flows from operating activities:
Net income	$—	$127	$83	$—	$210
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation, amortization and accretion expense	—	78	37	—	115
Deferred income tax expense (benefit)	—	1	(2)	—	(1)
Changes in current assets and current liabilities	—	20	22	—	42
Other operating activities, net	—	(2)	—	—	(2)
Net cash provided by operating activities	—	224	140	—	364
Cash flows from investing activities:
Capital expenditures	—	(114)	(42)	—	(156)
Acquisition	—	(61)	—	—	(61)
Proceeds from dispositions of property and equipment	—	2	—	—	2
Other investing activities, net	—	—	—	—	—
Net cash used in investing activities	—	(173)	(42)	—	(215)
Cash flows from financing activities:
Payments of capital lease obligations	—	(1)	—	—	(1)
Net transfers to Parent	—	(122)	(97)	—	(219)
Net cash used in financing activities	—	(123)	(97)	—	(220)
Effect of foreign exchange rate changes on cash	—	—	—	—	—
Net increase (decrease) in cash	—	(72)	1	—	(71)
Cash at beginning of year	—	116	16	—	132
Cash at end of year	$—	$44	$17	$—	$61

COMBINING STATEMENTS OF CASH FLOWS (CONTINUED)
(Millions of Dollars)

	Year Ended December 31, 2011
	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Combined
Cash flows from operating activities:
Net income	$101	$113	$214
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation, amortization and accretion expense	76	37	113
Asset impairment losses	2	1	3
Non-cash interest expense	1	—	1
Deferred income tax expense (benefit)	14	(2)	12
Changes in current assets and current liabilities	(35)	(5)	(40)
Other operating activities, net	5	—	5
Net cash provided by operating activities	164	144	308
Cash flows from investing activities:
Capital expenditures	(91)	(39)	(130)
Proceeds from dispositions of property and equipment	3	2	5
Other investing activities, net	(1)	(1)	(2)
Net cash used in investing activities	(89)	(38)	(127)
Cash flows from financing activities:
Payments of capital lease obligations	(1)	—	(1)
Net transfers to Parent	(47)	(103)	(150)
Net cash used in financing activities	(48)	(103)	(151)
Effect of foreign exchange rate changes on cash	—	—	—
Net increase in cash	27	3	30
Cash at beginning of year	89	13	102
Cash at end of year	$116	$16	$132

COMBINING STATEMENTS OF CASH FLOWS (CONTINUED)
(Millions of Dollars)

	Year Ended December 31, 2010
	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Combined
Cash flows from operating activities:
Net income	$100	$93	$193
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation, amortization and accretion expense	72	33	105
Asset impairment losses	2	3	5
Deferred income tax expense (benefit)	9	(3)	6
Changes in current assets and current liabilities	(6)	18	12
Other operating activities, net	1	1	2
Net cash provided by operating activities	178	145	323
Cash flows from investing activities:
Capital expenditures	(68)	(37)	(105)
Proceeds from dispositions of property and equipment	2	1	3
Other investing activities, net	(1)	(1)	(2)
Net cash used in investing activities	(67)	(37)	(104)
Cash flows from financing activities:
Payments of capital lease obligations	(1)	—	(1)
Net transfers to Parent	(116)	(104)	(220)
Net cash used in financing activities	(117)	(104)	(221)
Effect of foreign exchange rate changes on cash	—	1	1
Net increase (decrease) in cash	(6)	5	(1)
Cash at beginning of year	95	8	103
Cash at end of year	$89	$13	$102

Schedule of Net Investment

COMBINING STATEMENT OF CHANGES IN EQUITY
(Unaudited, Millions of Dollars)

	Common Stock					APIC
	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Balance as of December 31, 2012	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Net income	—	—	—	—	—	—	—	—	—	—
Net transfers to Valero	—	—	—	—	—	—	—	—	—	—
Issuance of stock at the separation and distribution	1	—	—	—	1	(1)		—	—	(1)
Reclassification of net parent investment to APIC	—	—	—	—	—	395	1,038	544	(1,582)	395
Stock-based compensation expense	—	—	—	—	—	1		—	—	1
Other comprehensive loss	—	—	—	—	—	—	—	—	—	—
Balance as of June 30, 2013	$1	$—	$—	$—	$1	$395	$1,038	$544	$(1,582)	$395

	Net Parent Investment					Retained Earnings
	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Balance as of December 31, 2012	$—	$866	$216	$—	$1,082	$—	$—	$—	$—	$—
Net income	—	17	27	—	44	20	17	11	(28)	20
Net transfers to Valero	395	155	301	(1,582)	(731)	—	—	—	—	—
Issuance of stock at the separation and distribution	—	—	—	—	—	—	—	—	—	—
Reclassification of net parent investment to APIC	(395)	(1,038)	(544)	1,582	(395)	—	—	—	—	—
Stock-based compensation expense	—	—	—	—	—					—
Other comprehensive loss	—	—	—	—	—		—	—		—
Balance as of June 30, 2013	$—	$—	$—	$—	$—	$20	$17	$11	$(28)	$20

	AOCI					Total
	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Balance as of December 31, 2012	$—	$—	$165	$—	$165	$—	$866	$381	$—	$1,247
Net income	—	—	—	—	—	$20	$34	$38	$(28)	$64
Net transfers to Valero	—	—	—	—	—	$395	$155	$301	$(1,582)	$(731)
Issuance of stock at the separation and distribution	—	—	—	—	—	$—	$—	$—	$—	$—
Reclassification of net parent investment to APIC	165	—	(165)	—	—	$165	$—	$(165)	$—	$—
Stock-based compensation expense	—	—	—	—	—	$1	$—	$—	$—	$1
Other comprehensive loss	(30)	—	—	—	(30)	$(30)	$—	$—	$—	$(30)
Balance as of June 30, 2013	$135	$—	$—	$—	$135	$551	$1,055	$555	$(1,610)	$551

	Accumulated Other Comprehensive Income			Net Parent Investment			Net Investment
	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Combined	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Combined	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Combined
Balance as of December 31, 2009	$—	$138	$138	$823	$236	$1,059	$823	$374	$1,197
Net income	—	—	—	100	93	193	100	93	193
Net transfers to Parent	—	—	—	(116)	(105)	(221)	(116)	(105)	(221)
Other comprehensive income	—	24	24	—	—	—	—	24	24
Balance as of December 31, 2010	—	162	162	807	224	1,031	807	386	1,193
Net income	—	—	—	101	113	214	101	113	214
Net transfers to Parent	—	—	—	(47)	(104)	(151)	(47)	(104)	(151)
Other comprehensive income	—	(7)	(7)	—	—	—	—	(7)	(7)
Balance as of December 31, 2011	—	155	155	861	233	1,094	861	388	1,249
Net income	—	—	—	127	83	210	127	83	210
Net transfers to Parent	—	—	—	(122)	(100)	(222)	(122)	(100)	(222)
Other comprehensive income	—	10	10	—	—	—	—	10	10
Balance as of December 31, 2012	$—	$165	$165	$866	$216	$1,082	$866	$381	$1,247